UMB FUND SERVICES, INC.
235 West Galena Street
Milwaukee, Wisconsin 53212
(414) 299-2000

June 8, 2017

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	CPG Carlyle Commitments Fund, LLC
Registration No: 811-22763
Filing pursuant to Rule 30b2-1 and Section 24(b) of the Investment Company Act of 1940

Dear Sir or Madam:

On behalf of the above-named registrant (the “Fund”) and pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940, as amended, is the Fund’s Form N-CSR for the annual period ended March 31, 2017. Any questions regarding this filing may be directed to the undersigned at the telephone number provided above.

Sincerely,

/s/Terry Gallagher
Terry Gallagher
Executive Vice President
Director of Mutual Fund Accounting, Administration & Tax

Encl.